Long term debt (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	64,269	75,000
Credit Facility
Debt Instrument [Line Items]
Long-term debt	5,536	0
Corporate debentures
Debt Instrument [Line Items]
Long-term debt	58,733	75,000